UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 39.7%
U.S. Government Agencies - 0.5%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,571,456

U.S. Government Obligations - 39.2%
U.S. Treasury Bonds	2.875%	5/15/43	8,960,000	8,679,821
U.S. Treasury Bonds	3.000%	5/15/45	96,840,000	95,746,773
U.S. Treasury Bonds	3.000%	11/15/45	144,530,000	142,793,906
U.S. Treasury Bonds	2.500%	5/15/46	3,480,000	3,096,522
U.S. Treasury Bonds	2.875%	11/15/46	66,230,000	63,954,668
U.S. Treasury Notes	0.500%	2/28/17	20,000,000	20,001,040
U.S. Treasury Notes	1.625%	11/30/20	43,290,000	43,158,961
U.S. Treasury Notes	2.125%	6/30/22	10,000,000	10,055,860
U.S. Treasury Notes	2.000%	11/30/22	11,000,000	10,938,983
U.S. Treasury Notes	1.500%	2/28/23	20,000,000	19,270,320
U.S. Treasury Notes	1.625%	5/31/23	72,000,000	69,643,152
U.S. Treasury Notes	1.375%	6/30/23	50,000,000	47,582,050
U.S. Treasury Notes	1.375%	9/30/23	10,720,000	10,164,318
U.S. Treasury Notes	2.125%	11/30/23	90,000	89,448
U.S. Treasury Notes	2.250%	12/31/23	17,000,000	17,014,280
U.S. Treasury Notes	2.000%	2/15/25	3,830,000	3,728,191

Total U.S. Government Obligations				565,918,293

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $592,325,173)				573,489,749

ASSET-BACKED SECURITIES - 10.7%
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	1.121%	11/25/35	529,332	517,373	(a)
Apidos CLO, 2013-16A B	3.825%	1/19/25	700,000	700,907	(a)(b)
Apidos CLO, 2014-18A A1	2.294%	7/22/26	1,000,000	1,000,618	(a)(b)
Apidos CLO, 2015-22A A1	2.381%	10/20/27	3,000,000	3,009,921	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.313%	12/5/25	5,000,000	5,003,935	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.881%	9/25/33	96,374	86,272	(a)
Argent Securities Inc., 2004-W5 AV3B	1.656%	4/25/34	152,077	144,882	(a)
Argent Securities Inc., 2006-M3 A2C	0.931%	10/25/36	4,859,423	2,171,426	(a)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	54,365	54,835	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.671%	3/25/37	758,058	638,142	(a)(b)
Blackbird Capital Aircraft, 2016-1A A	4.213%	12/16/41	24,260,000	24,419,558	(b)
Carlyle Global Market Strategies, 2013-3A A1A	2.000%	7/15/25	2,500,000	2,498,935	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.823%	10/15/25	250,000	250,248	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.391%	1/25/33	16,155	15,093	(a)
Cent CLO LP, 2013-17A A1	2.339%	1/30/25	1,000,000	997,843	(a)(b)
Countrywide Asset-Backed Certificates, 2004-5 2A	1.256%	10/25/34	3,257,211	3,068,976	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	1.101%	7/25/36	72,313	60,393	(a)(b)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.159%	4/25/47	12,904,137	12,763,990
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.671%	10/25/47	34,495	31,836	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	561,632	584,989	(b)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	1.008%	2/15/30	764,995	681,950	(a)
EMC Mortgage Loan Trust, 2006-A A1	1.206%	12/25/42	127,696	123,569	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.773%	1/17/26	250,000	251,786	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.506%	2/25/31	$891	$892	(a)(b)
Greenpoint Manufactured Housing, 1999-2 A2	3.193%	3/18/29	265,000	248,101	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.817%	6/19/29	350,000	324,607	(a)
Greenpoint Manufactured Housing, 1999-4 A2	4.244%	2/20/30	200,000	182,861	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	4.037%	2/20/32	225,000	204,987	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.038%	3/13/32	550,000	499,124	(a)
GSAMP Trust, 2003-SEA A1	1.171%	2/25/33	61,762	57,792	(a)
Jamestown CLO Ltd., 2014-4A A1C	2.453%	7/15/26	1,250,000	1,249,628	(a)(b)
Keycorp Student Loan Trust, 2004-A 1A2	1.277%	10/27/42	5,471,944	5,056,327	(a)
LCM Ltd. Partnership, 2023-A A1	2.506%	10/20/29	2,500,000	2,499,962	(a)(b)
Lehman XS Trust, 2006-2N 1A1	1.031%	2/25/46	67,492	50,778	(a)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	1.071%	5/25/37	9,303,834	7,940,158	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5	1.146%	8/25/36	20,305,000	19,198,302	(a)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.846%	12/25/36	37,261	22,248	(a)
OHA Loan Funding Ltd., 2014-1A A1	2.560%	10/20/26	2,000,000	2,000,638	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR	2.347%	8/15/29	500,000	501,109	(a)(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	739,324	661,126	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	931,028	863,450	(a)
OZLM Ltd., 2014-7A A1B	2.513%	7/17/26	500,000	500,123	(a)(b)
OZLM Ltd., 2014-8A A1A	2.463%	10/17/26	1,500,000	1,500,745	(a)(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.551%	1/25/31	8,005	5,919	(a)
RAAC Series, 2006-RP3 A	1.026%	5/25/36	277,771	267,868	(a)(b)
RAAC Series, 2006-SP1 M1	1.171%	9/25/45	2,160,000	1,855,806	(a)
Renaissance Home Equity Loan Trust, 2003-1 A	1.616%	6/25/33	8,839	8,519	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.636%	8/25/33	444,662	415,796	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.771%	9/25/37	392,246	309,935	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	2.571%	9/25/37	1,717,344	1,383,736	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.671%	11/25/32	3,080	2,737	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	1.041%	10/25/36	1,470,000	1,316,948	(a)
Residential Asset Securities Corp., 2005-KS12 M1	1.211%	1/25/36	9,805,000	9,527,544	(a)
Residential Funding Securities Corp., 2002-RP2 A1	2.271%	10/25/32	3,872	3,616	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.961%	2/20/25	250,000	251,023	(a)(b)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.896%	5/25/36	19,087	11,386	(a)
SLM Student Loan Trust, 2003-11 A6	1.713%	12/15/25	8,955,000	8,958,000	(a)(b)
SLM Student Loan Trust, 2008-5 A4	2.738%	7/25/23	6,528,555	6,662,947	(a)
Small Business Administration, 2016-10A 1	2.507%	3/10/26	6,930,592	6,920,808
Southern Pacific Secured Assets Corp., 1998-2 A1	1.111%	7/25/29	825	795	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	696,849	691,033
Structured Asset Securities Corp., 2004-SC1	8.264%	12/25/29	19,363	20,737	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	1.431%	2/25/35	445,468	438,843	(a)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	2,500,000	2,507,312	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	1.201%	3/25/37	183,140	181,112	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	61,480	62,334
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	8,020,486	8,522,474
Washington Mill CLO Ltd., 2014-1A A1	2.381%	4/20/26	2,000,000	2,001,098	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $153,100,101)				154,968,761

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.0%
Adjustable Rate Mortgage Trust, 2005-10 1A21	3.215%	1/25/36	$14,151	$12,343	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	1.204%	6/25/45	6,478,613	6,081,497	(a)
Banc of America Funding Corp., 2004-B 3A2	3.506%	12/20/34	14,014	7,248	(a)
Banc of America Funding Corp., 2005-E 8A1	2.033%	6/20/35	47,897	30,687	(a)
BCAP LLC Trust, 2006-AA1 A1	0.946%	10/25/36	682,789	543,136	(a)
Bear Stearns Alt-A Trust, 2004-7 2A1	3.107%	8/25/34	18,490,637	18,923,832	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.771%	9/25/34	99,138	98,680	(a)
Bear Stearns ARM Trust, 2004-10 31A1	3.443%	1/25/35	29,819	29,559	(a)
CD Commercial Mortgage Trust, 2016-CD2 C	4.032%	11/10/49	6,390,000	6,378,483	(a)
Chevy Chase Mortgage Funding Corp., 2003-4A A1	1.111%	10/25/34	6,653,339	6,157,803	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	1.051%	1/25/35	7,210,310	6,549,287	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,922,591
Colony Mortgage Capital Ltd., 2014-FL2 B	3.114%	11/10/31	5,730,000	5,516,729	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	40,491
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	180,000	192,139
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	173,012	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.082%	10/10/46	80,000	83,503	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	134,951	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,748,051	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,517,554
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.326%	6/10/47	7,604,041	465,778	(a)
Commercial Mortgage Pass-Through Certificates, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,121,856
Countrywide Alternative Loan Trust, 2005-24 1A1	1.906%	7/20/35	805,115	603,215	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	695,005	594,177
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.901%	3/25/47	65,833	48,364	(a)
Countrywide Home Loans, 2004-R1 1AF	1.171%	11/25/34	351,558	295,388	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	1.176%	7/25/36	474,508	431,738	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.371%	5/25/35	63,880	54,303	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.717%	9/15/38	2,410,000	2,404,344	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	2.117%	9/15/38	1,840,000	1,825,556	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,490,000	3,583,942	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.585%	11/15/48	5,000,000	4,262,570	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.585%	11/15/48	7,026,000	5,019,469	(a)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.394%	11/15/49	11,548,000	8,501,329	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.183%	10/15/41	826,862	140,100	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	1,694,223	279,458

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	$51,586	$57,926
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.110%	2/15/38	16,840,307	1,223,024	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.614%	7/25/21	2,202,774	132,216	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.613%	7/25/25	97,658,859	4,057,755	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.333%	8/25/25	172,812,145	4,244,854	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.344%	11/25/19	39,740,981	1,157,687	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.543%	8/25/22	83,702,730	2,066,696	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K723 X1, IO	0.957%	8/25/23	117,670,262	6,055,429	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.321%	6/25/21	7,570,098	333,534	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	5.759%	1/25/41	306,369	51,595	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	543,400	621,442
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	24,298	26,771
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	41,008	36,787
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.829%	7/25/42	172,632	34,359	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,314,072	125,380
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	786,208	103,650
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.379%	12/25/42	1,139,006	240,497	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	224,055	248,476
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	780,357	130,062
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	2,297,014	371,231
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	3,095,123	323,439
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	2.072%	8/25/44	7,385,594	495,520	(a)
Federal National Mortgage Association (FNMA), 2016 M2 X3, IO	1.962%	4/25/36	50,298,837	3,802,499	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1	1.971%	7/25/24	1,129,659	1,132,314	(a)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	38,052	9,359
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	22,011	4,348
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	11,432	2,252	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	12,390	2,238	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	18,760	3,525
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	28,956	6,137
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	107,622	21,370
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	404,810	34,987

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	$228,929	$44,824
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	22,404,518	184,707	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.534%	12/25/45	35,901	36,318	(a)(b)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB6 A10	3.220%	8/25/35	8,041,860	8,049,098	(a)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10	2.950%	9/25/35	7,669,294	7,637,083	(a)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.415%	4/19/36	1,164,040	1,057,125	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.723%	3/20/39	35,135	3,256	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.873%	1/20/40	78,012	11,506	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	290,294	25,701
Government National Mortgage Association (GNMA), 2011-H01 AF	1.097%	11/20/60	987,108	981,949	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	1.147%	4/20/61	1,524,417	1,519,207	(a)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	5.833%	4/16/42	4,849,200	1,155,365	(a)
Government National Mortgage Association (GNMA), 2014-073 IO, IO	0.747%	4/16/56	38,715,516	1,756,786	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.665%	1/16/55	115,382,364	3,933,817	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.670%	5/16/55	50,671,439	2,528,089	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,068,296	381,551
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	2,361,229	520,305
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	676,347	152,170
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B	1.131%	7/25/35	14,259,250	12,517,990	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	552,379	(a)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,214,464
GSR Mortgage Loan Trust, 2004-14 3A2	3.855%	12/25/34	28,430	27,647	(a)
Homebanc Mortgage Trust, 2004-2 A1	1.496%	12/25/34	6,284,716	5,960,569	(a)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	4,950,000	4,778,217	(b)
IMPAC CMB Trust, 2004-07 1A1	1.511%	11/25/34	12,897,577	12,522,732	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.962%	1/15/47	38,365,060	1,724,226	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.071%	11/15/47	69,663,997	3,448,054	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,220,000	2,338,818
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.572%	7/15/47	1,130,000	1,139,927	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	3.048%	11/15/31	5,550,000	5,467,234	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.462%	12/15/49	6,080,000	5,682,477	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	$888,339	$791,873
JPMorgan Mortgage Trust, 2015-5 A9	2.896%	5/25/45	5,666,920	5,660,230	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 1A2	0.966%	7/27/36	7,421,783	4,802,154	(a)(b)
La Hipotecaria SA, 2007-1GA A	4.000%	12/23/36	197,264	192,086	(a)(b)(c)
MASTR ARM Trust, 2004-4 3A1	2.815%	5/25/34	67,281	66,436	(a)
MASTR ARM Trust, 2005-7 3A1	4.491%	9/25/35	104,929	81,914	(a)
MASTR ARM Trust, 2007-R5 A1	3.012%	11/25/35	878,482	666,337	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.599%	3/25/36	884,906	707,398	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	1.013%	1/25/29	93,678	2,896	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.716%	8/15/45	1,328,622	76,390	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	62,646
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.084%	7/15/46	100,000	107,898	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.991%	2/25/47	373,152	164,412	(a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	11,666,228	11,902,667	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	14,070,288	14,605,958	(a)(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.897%	5/25/35	6,905	6,916	(a)
Regal Trust IV, 1999-1 A	2.098%	9/29/31	2,055	1,909	(a)(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.976%	9/25/46	1,181,074	889,800	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	52,206	44,885
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,673,592	1,593,814
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.956%	2/25/24	12,830,000	13,144,273	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	3.156%	8/25/24	305,984	306,917	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	3.271%	8/25/24	398,797	403,935	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	2.971%	9/25/24	12,500,000	12,794,476	(a)
Structured Agency Credit Risk Debt Notes, 2016-HQA3 M1	1.571%	3/25/29	13,951,246	13,990,881	(a)
Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2	2.121%	3/25/29	24,500,000	24,577,959	(a)
Structured ARM Loan Trust, 2004-02 4A1	3.003%	3/25/34	358,559	360,321	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.717%	3/25/46	482,617	414,890	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.986%	2/25/36	162,027	127,560	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.981%	4/25/36	139,302	124,495	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.818%	3/25/33	280,989	280,038	(a)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	8/25/55	16,127,662	16,036,315	(a)(b)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	101,784	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.839%	10/25/34	471,843	475,117	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1B2	1.736%	11/25/34	13,847,609	12,352,552	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.556%	1/25/45	187,417	174,271	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	1.396%	7/25/45	152,223	148,640	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	1.041%	12/25/45	63,640	60,481	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.438%	8/15/50	34,560,112	2,174,840	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,285,769

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	$5,870,000	$5,776,420
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.498%	6/15/45	455,080	26,862	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,729,359	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $363,646,828)				361,580,887

CORPORATE BONDS & NOTES - 1.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,572,669

FINANCIALS - 0.9%
Banks - 0.9%
Bank of Montreal, Senior Secured Bonds	1.750%	6/15/21	12,200,000	11,877,969	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/3/17	1,620,000	1,601,775	(a)(d)

TOTAL FINANCIALS				13,479,744

INDUSTRIALS - 0.7%
Transportation - 0.7%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	10,410,000	9,431,460	(b)

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,904,414	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $27,585,490)				26,388,287

MORTGAGE-BACKED SECURITIES - 16.9%
FHLMC - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	449,366	503,179
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	361,329	409,582
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	53,158	61,786
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	165,075	186,472
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	1,024,968	1,053,186
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-7/1/43	2,012,560	2,130,850
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/13/47	5,700,000	5,809,885	(e)

Total FHLMC				10,154,940

FNMA - 14.5%
Federal National Mortgage Association (FNMA)	3.080%	1/1/27	6,000,000	6,056,336
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	767,408	828,115
Federal National Mortgage Association (FNMA)	2.500%	2/16/32	2,700,000	2,700,211	(e)
Federal National Mortgage Association (FNMA)	3.000%	3/16/32-3/13/47	112,700,000	111,450,763	(e)
Federal National Mortgage Association (FNMA)	3.500%	3/16/32-3/13/47	19,800,000	20,327,995	(e)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	350,333	393,379
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	4,105,578	4,495,307
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	54,219	60,505
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	876,295	995,373
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	72,321	83,634
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/43	12,689,244	13,435,431
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-1/1/46	5,508,915	5,638,304
Federal National Mortgage Association (FNMA)	4.000%	3/13/47	36,500,000	38,220,918	(e)
Federal National Mortgage Association (FNMA)	5.000%	3/13/47	3,800,000	4,139,366	(e)

Total FNMA				208,825,637

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 1.7%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	$2,569,563	$2,938,147
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	4,425,064	4,790,555
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	62,386	68,748
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	4,188,624	4,464,411
Government National Mortgage Association (GNMA) II	3.500%	1/24/47-3/21/47	12,400,000	12,828,668	(e)

Total GNMA				25,090,529

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $244,181,231)				244,071,106

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.2%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,711,338	3,423,610
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,275,202	2,185,493
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,384,418	8,010,641
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	12,448,025	12,688,919
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,791,282	5,824,524
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	101,580	103,636

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $31,234,806)				32,236,823

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $106.38		2/24/17	1,000	1,000
U.S. Treasury 5-Year Notes Futures, Call @ $126.25		2/24/17	1,600	1,600
U.S. Treasury 5-Year Notes Futures, Call @ $127.25		2/24/17	1,800	1,800
U.S. Treasury 10-Year Notes Futures, Put @ $111.00		2/24/17	2,050	2,050
U.S. Treasury 10-Year Notes Futures, Put @ $111.50		2/24/17	250	250
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		2/24/17	259	388,500

TOTAL PURCHASED OPTIONS (Cost - $568,572)				395,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,412,642,201)				1,393,130,813

			SHARES
SHORT-TERM INVESTMENTS - 15.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $223,106,226)	0.461%		223,106,226	223,106,226

TOTAL INVESTMENTS - 111.7% (Cost - $1,635,748,427#)				1,616,237,039
Liabilities in Excess of Other Assets - (11.7)%				(169,819,177)

TOTAL NET ASSETS - 100.0%				$1,446,417,862

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2017, the Fund held TBA securities with a total cost of $195,192,641 (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	$120.00	419	$9,821
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	119.00	207	17,789
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	118.25	352	90,750
U.S. Treasury 5-Year Notes Futures, Call	2/24/17	117.75	1,030	490,860
U.S. Treasury 5-Year Notes Futures, Put	2/24/17	116.50	198	10,828
U.S. Treasury 5-Year Notes Futures, Put	2/24/17	117.50	213	54,914
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	128.00	225	10,547
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	124.50	30	20,156
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	127.50	397	24,812
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	126.00	347	70,484
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	125.50	282	83,719
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	127.00	983	92,156
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	125.00	890	403,281
U.S. Treasury 10-Year Notes Futures, Put	2/24/17	123.00	342	64,125
U.S. Treasury 10-Year Notes Futures, Put	2/24/17	124.00	194	90,938
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	152.00	12	12,937
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	156.00	237	55,547
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	155.00	258	88,688
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	154.00	442	221,000
U.S. Treasury Long-Term Bonds Futures, Call	2/24/17	153.00	311	233,250
U.S. Treasury Long-Term Bonds Futures, Put	2/24/17	148.00	99	52,594
U.S. Treasury Long-Term Bonds Futures, Put	2/24/17	149.00	65	52,813

TOTAL WRITTEN OPTIONS (Premiums received - $3,445,198)				$2,252,009

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$573,489,749	—	$573,489,749
Asset-Backed Securities	—	154,461,293	$507,468	154,968,761
Collateralized Mortgage Obligations	—	345,702,620	15,878,267	361,580,887
Corporate Bonds & Notes	—	26,388,287	—	26,388,287
Mortgage-Backed Securities	—	244,071,106	—	244,071,106
U.S. Treasury Inflation Protected Securities	—	32,236,823	—	32,236,823
Purchased Options	$395,200	—	—	395,200

Total Long-Term Investments	395,200	1,376,349,878	16,385,735	1,393,130,813

Short-Term Investments†	223,106,226	—	—	223,106,226

Total Investments	$223,501,426	$1,376,349,878	$16,385,735	$1,616,237,039

Other Financial Instruments:
Futures Contracts	2,485,906	—	—	2,485,906
Centrally Cleared Interest Rate Swaps	—	16,335,625	—	16,335,625

Total Other Financial Instruments	$2,485,906	$16,335,625	—	$18,821,531

Total	$225,987,332	$1,392,685,503	$16,385,735	$1,635,058,570

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$2,252,009	—	—	$2,252,009
Futures Contracts	4,411,762	—	—	4,411,762
Centrally Cleared Interest Rate Swaps	—	$3,806,232	—	3,806,232

Total	$6,663,771	$3,806,232	—	$10,470,003

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of October 31, 2016	$504,612	$8,139,593	$8,644,205
Accrued premiums/discounts	2,443	12	2,455
Realized gain (loss)	—	46	46
Change in unrealized appreciation (depreciation)[1]	413	(272,006)	(271,593)
Purchases	—	—	—
Sales	—	(38,476)	(38,476)
Transfers into Level 3[2]	—	8,049,098	8,049,098
Transfers out of Level 3	—	—	—

Balance as of January 31, 2017	$507,468	$15,878,267	$16,385,735

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$413	$(272,006)	$(271,593)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,617,368
Gross unrealized depreciation	(31,128,756)

Net unrealized depreciation	$(19,511,388)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	362	6/17	$89,387,989	$89,386,850	$(1,139)
90-Day Eurodollar	1,000	12/17	247,415,750	246,250,000	(1,165,750)
90-Day Eurodollar	1,536	3/18	378,854,454	377,779,200	(1,075,254)
90-Day Eurodollar	1,805	12/18	443,897,041	442,337,813	(1,559,228)
U.S. Treasury 10-Year Notes	5,166	3/17	642,174,148	643,005,563	831,415
U.S. Treasury 2-Year Notes	1,000	3/17	216,893,876	216,796,876	(97,000)
U.S. Treasury 5-Year Notes	1,790	3/17	209,955,623	210,982,267	1,026,644

					(2,040,312)

Contracts to Sell:
90-Day Eurodollar	6,211	3/17	1,536,677,189	1,536,057,938	619,251
U.S. Treasury Long-Term Bonds	1,085	3/17	163,211,443	163,665,469	(454,026)
U.S. Treasury Ultra 10-Year Notes	81	3/17	10,875,252	10,866,656	8,596
U.S. Treasury Ultra Long-Term Bonds	343	3/17	55,056,448	55,115,813	(59,365)

					114,456

Net unrealized depreciation on open futures contracts					$(1,925,856)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$118,590,000	10/17/19	3-Month LIBOR-quarterly	1.138% semi-annually	$—	$(1,598,269)
Chicago Mercantile Exchange	72,020,000	6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	(2,207,963)
Chicago Mercantile Exchange	120,400,000	8/31/22	1.897% semi-annually	3-Month LIBOR-quarterly	—	1,002,656
Chicago Mercantile Exchange	69,068,000	11/30/22	1.900% semi-annually	3-Month LIBOR-quarterly	—	701,250
Chicago Mercantile Exchange	193,152,000	5/15/23	1.267% semi-annually	3-Month LIBOR-quarterly	70,347	9,850,032
Chicago Mercantile Exchange	71,840,000	6/13/26	1.580% semi-annually	3-Month LIBOR-quarterly	9,530	4,781,687

Total	$645,070,000				$79,877	$12,529,393

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017